Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 3,478	$ 3,665	$ 2,041
Net operating income	989	662	(440)
Net income	205	226	(521)
Net income attributable to non-controlling interest	(12)	108	133
Net income attributable to non-controlling interest	231	176	0
Archer
Schedule of Equity Method Investments [Line Items]
Operating revenues	1,321	2,254	2,041
Net operating income	(13)	29	(438)
Net income	(359)	(96)	(519)
Net income attributable to non-controlling interest		0	0
Net income attributable to non-controlling interest	0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Operating revenues	53	29	0
Net operating income	3	(6)	(2)
Net income	1	(6)	(1)
Net income attributable to non-controlling interest		0	0
Net income attributable to non-controlling interest	0
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Operating revenues	124	39	0
Net operating income	76	24	0
Net income	51	13	(1)
Net income attributable to non-controlling interest		0	0
Net income attributable to non-controlling interest	0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Operating revenues	1,742	1,343
Net operating income	844	615	0
Net income	488	315	0
Net income attributable to non-controlling interest		176	0
Net income attributable to non-controlling interest	231
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	238	0	0
Net operating income	79	0	0
Net income	24	0	0
Net income attributable to non-controlling interest		$ 0	$ 0
Net income attributable to non-controlling interest	$ 0